Acquisition of Phantom Farms (Narrative) (Details) - USD ($)		12 Months Ended
	Feb. 04, 2019	Jan. 31, 2020	Jan. 31, 2019
Disclosure of detailed information about business combination [line items]
Long-term portion		$ 1,136,065	$ 1,845,830
Amount of share purchase warrants issued		793,745
Impairment loss on goodwill		22,375,225	$ 5,160,741
Phantom Farms
Disclosure of detailed information about business combination [line items]
Total consideration	$ 10,539,260
Cash deposits on closing date	3,200,000
Long-term portion	290,000
Value of shares issued in consideration	2,507,138
Amount of share purchase warrants issued	793,745
Amount of earned value share purchase warrants issued	$ 3,748,377
Acquisition date share price	$ 1.23
Exercise price of acquisition warrants	$ 1.50
Expected life of acquisition warrants	2 years
Percentage of volatility rate of aquisition warrants	102.60%
Percentage of risk free rate of aquisition warrants	2.50%
Impairment loss on goodwill		$ 8,009,248